Share-based Payments - Additional Information (Detail)							12 Months Ended
	Mar. 12, 2025 shares € / shares	Aug. 01, 2024 shares $ / shares	Apr. 15, 2024 shares $ / shares	Apr. 11, 2024 shares $ / shares	Nov. 15, 2023 shares $ / shares	Apr. 06, 2023 shares $ / shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement						846,000
Expense from share-based payment transactions | €							€ 11,200,000	€ 10,500,000	€ 6,200,000
Number of share options outstanding in share-based payment arrangement							3,951,032	3,869,188	3,830,652	3,181,538
Number of share options exercisable in share-based payment arrangement							2,598,455	2,416,042	1,919,721
Exercise price of outstanding share options | € / shares							€ 20.09	€ 19.34	€ 20.08
Weighted average remaining contractual life of outstanding share options							6 years 10 months 24 days	6 years 1 month 6 days	6 years 4 months 24 days
Share options, Exercised							408,989	514,356	241,825
Bottom of range [member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares							€ 2.38	€ 0.01	€ 0.01
Top Of Range [Member]
Statement Of Lineitems [Line Items]
Exercise price of outstanding share options | € / shares							€ 20.8	€ 23.1	€ 16.88
Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date		25.00%	25.00%	25.00%	25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date	48.00%	48.00%	48.00%	48.00%	0.48%	0.48%
Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement	555,000	75,000	230,000	485,000	90,000	571,000
Weighted average share price | (per share)	€ 14.74	$ 15.94	$ 20.15	$ 22.31	$ 16.4	$ 8.05
Key management personnel of entity or parent [member] | Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date	25.00%
Members of the board [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement						296,000
Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement	75,000			70,000
Weighted average share price | (per share)	€ 14.74			$ 22.31
Stock options granted to board of directors [Member] | Share Options Vesting [member]
Statement Of Lineitems [Line Items]
Percentage of aggregate number of stock options shall vest on one year at grant date	100.00%			100.00%
Exercise price of $18.14 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement						April 6, 2033
Exercise price of $17.98 per share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement					November 15, 2033
Exercise price of $22.31 per share [member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement				April 11, 2034
Exercise price of $22.31 per share [member] | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement				April 11, 2034
Exercise price of $20.15 per share [member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement			April 15, 2034
Exercise price of $15.94 per share [member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement		August 1, 2034
Exercise Price of EUR14.74 Per Share [Member] | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement	March 11, 2035
Exercise Price of EUR14.74 Per Share [Member] | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Description of maximum term of options granted for share-based payment arrangement	March 11, 2035
Restricted Stock units [Member] | Restricted Award Agreement
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement							440,005	455,799	528,004	681,588
Expense from share-based payment transactions | €							€ 7,800,000	€ 5,700,000	€ 4,500,000
Weighted-average grant date fair value | €							€ 15.12	€ 6.76	€ 9.52	€ 11.84
Restricted Stock units [Member] | Restricted Award Agreement | Key management personnel of entity or parent [member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement							186,000	249,650
Percentage of aggregate number of stock options shall vest on one year at grant date							25.00%	25.00%
Percentage of aggregate number of stock options shall vest on One Month at grant date							48.00%	48.00%
Weighted-average grant date fair value | €							€ 14.78	€ 19.75
Restricted Stock units [Member] | Restricted Award Agreement | Stock options granted to board of directors [Member]
Statement Of Lineitems [Line Items]
Number of instruments granted in share based payment arrangement							25,000	23,335
Weighted-average grant date fair value | €							€ 14.82	€ 20.8